                          SELECT SECTOR SPDR(R) TRUST

                       SUPPLEMENT DATED FEBRUARY 23, 2004
                      TO PROSPECTUS DATED JANUARY 28, 2004

     On Page 8 of the Prospectus, the One Year Average Annual Total Return of the Standard & Poor's 500 Index (reflecting no deductions for fees, expenses or taxes) for the period ending December 31, 2003 should be 28.68%.

     On February 5, 2004, Standard & Poor's announced that it will begin a pilot program in which the values of 12 Nasdaq-listed securities will be calculated using closing prices as determined on the American Stock Exchange. The pilot program will begin on March 1, 2004 with six stocks (Huntington Bancshares, Genzyme Corp., Starbucks Corp., Staples Inc., Altera Corp. and NVIDIA Corp.) and add six more stocks on March 8, 2004 (CIENA Corp., Comcast Corp., Compuware Corp., Costco Co., Siebel Systems, Inc. and Yahoo Inc.). The pilot program will end on May 14, 2004 at which time pricing on the 12 stocks will revert to Nasdaq close prices. During this time, the Funds will calculate the values of those 12 securities in accordance with the methods utilized by the pilot program. If Standard & Poor's decides to continue beyond May 14, 2004 or to expand the program beyond the initial 12 stocks, the Funds will do the same.

                          SELECT SECTOR SPDR(R) TRUST

                      SUPPLEMENT DATED FEBRUARY 23, 2004 TO
                           SAI DATED JANUARY 28, 2004

The table on page 21 should be updated to read as follows:

OWNERSHIP OF FUND SHARES

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2003.

                                                                        Aggregate Dollar Range of Equity
                                                                     Securities in All Registered Investment
                                    Dollar Range of Equity           Companies Overseen by Trustee in Family
Name of Trustee                    Securities in the Trust                   of Investment Companies
---------------                    -----------------------           ---------------------------------------
Cheryl Burgermeister                        None                                   None
Kathleen Cuocolo, Chairman                  None                                   None
George Gaspari                              $10,001-50,000                         $10,001-50,000
Ernest Scalberg                             None                                   None
R. Charles Tschampion                       None                                   None